Employee Benefit Plans (Summary Of Shares Held In The ESOP Trust) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Employee Benefit Plans [Abstract]
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236
Fair value of unreleased ESOP shares	$ 59,948	$ 58,759